Segmented Information - Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [line items]
Gross revenue				$ 374,240	$ 299,180	[1]
Excise taxes				(30,947)	(29,543)	[1]
Net revenue				343,293	269,637	[1]
Cost of sales	$ 54,939	$ 96,843	$ 141,719	189,240	191,950	[1]
Gross profit before fair value adjustments				154,053	77,687	[1]
General and administration	$ 22,753	$ 45,018	$ 68,705	97,257	91,325	[1]
Sales and marketing				56,281	51,910	[1]
Corporate
Disclosure of operating segments [line items]
Gross revenue				0	0
Excise taxes				0	0
Net revenue				0	0
Cost of sales				3,141	1,002
Gross profit before fair value adjustments				(3,141)	(1,002)
General and administration				15,725	15,016
Sales and marketing				0	0
Cannabis | Operating Segments
Disclosure of operating segments [line items]
Gross revenue				319,858	254,421
Excise taxes				(30,947)	(29,543)
Net revenue				288,911	224,878
Cost of sales				140,944	149,449
Gross profit before fair value adjustments				147,967	75,429
General and administration				75,598	73,057
Sales and marketing				56,171	51,859
Plant Propagation | Operating Segments
Disclosure of operating segments [line items]
Gross revenue				54,382	44,759
Excise taxes				0	0
Net revenue				54,382	44,759
Cost of sales				45,155	41,499
Gross profit before fair value adjustments				9,227	3,260
General and administration				5,934	3,252
Sales and marketing				$ 110	$ 51

[1]	Comparative information has been adjusted due to discontinued operations see Note 8(b).